S000024510 [Member] Annual Fund Operating Expenses - SFT Real Estate Securities Fund	Dec. 31, 2025
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.24%
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.00%